COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Non-cancelableOperating Lease Agreements [Member]
Estimate of Possible Loss Accrued	¥ 0
Capital and other commitments
Capital commitments contracted amount	¥ 1,864